Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Benefit obligation at beginning of year	$56,110	$53,917	$34,953	$36,638
Service cost - benefits earned during the period	1,216	1,186	336	362
Interest cost on projected benefit obligation	2,800	2,958	1,725	2,051
Amendments	(905)	-	(2,768)	(1,830)
Actuarial loss	6,707	2,972	4,844	478
Special termination benefits	12	27	5	4
Benefits paid	(5,729)	(4,950)	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(149)	-	(207)	-
Plan transfers	(1,151)	-	1,151	-
Benefit obligation at end of year	$58,911	$56,110	$37,431	$34,953

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Current portion of employee benefit obligation[1]	$-	$-	$(2,116)	$(2,288)
Employee benefit obligation[2]	(13,851)	(10,203)	(26,020)	(22,775)
Net amount recognized	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2012	2011
Projected benefit obligation	$(2,456)	$(2,294)
Accumulated benefit obligation	(2,392)	(2,223)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$45,907	$47,621	$9,890	$12,747
Actual return on plan assets	5,041	2,238	1,266	(224)
Benefits paid[1]	(5,729)	(4,950)	(1,842)	(2,633)
Contributions	3	1,000	-	-
Transfer for sale of Advertising Solutions segment	(165)	-	(19)	-
Other	3	(2)	-	-
Fair value of plan assets at end of year	45,060	45,907	9,295	9,890
Unfunded status at end of year[2]	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
VEBA assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost – benefits earned during the period	$1,216	$1,186	$1,075	$336	$362	$348
Interest cost on projected benefit obligation	2,800	2,958	3,150	1,725	2,051	2,257
Expected return on assets	(3,520)	(3,690)	(3,775)	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(15)	(15)	(16)	(927)	(694)	(624)
Actuarial (gain) loss	5,206	4,498	1,768	4,247	1,672	510
Net pension and postretirement cost[1]	$5,687	$4,937	$2,202	$4,570	$2,351	$1,548
[1]	During 2012, 2011 and 2010, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $142, $280 and $237. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Prior service (cost) credit	$559	$-	$-	$1,686	$1,134	$459
Amortization of prior service cost (credit)	(10)	(10)	(10)	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	$549	$(10)	$(10)	$1,111	$704	$71

Net Periodic Benefit Cost	2012	2011	2010
Service cost – benefits earned during the period	$10	$14	$12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	-	2	2
Actuarial (gain) loss	230	81	186
Net supplemental retirement pension cost	$356	$223	$334

Other Changes Recognized in Other Comprehensive Income	2012	2011	2010
Prior service (cost) credit	$(1)	$6	$(5)
Amortization of prior service cost (credit)	-	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$(1)	$7	$(7)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	2012	2011	2010
Discount rate for determining projected benefit obligation at December 31	4.30%	5.30%	5.80%
Discount rate in effect for determining net cost	5.30%	5.80%	6.50%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)	4.00%	4.00%	4.00%

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$260	$(208)
Increase (decrease) in accumulated postretirement benefit obligation	3,676	(3,362)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2012	2011	Target			2012	2011
Equity Securities:
Domestic	25%	-	35%	26%	24%	32%	-	42%	37%	39%
International	10%	-	20%	16	15	28%	-	38%	33	31
Fixed income securities	30%	-	40%	34	34	19%	-	29%	24	21
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	13	13	0%	-	9%	4	5
Other	0%	-	5%	-	3	0%	-	7%	1	3
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$144	$-	$-	$144
Interest bearing cash	56	235	-	291
Foreign currency contracts	-	1	-	1
Equity securities:
Domestic equities	8,291	-	-	8,291
International equities	6,361	29	-	6,390
Fixed income securities:
Asset-backed securities	-	543	14	557
Mortgage-backed securities	-	2,324	-	2,324
Collateralized mortgage-backed securities	-	311	-	311
Collateralized mortgage obligations/REMICS	-	523	1	524
Other Corporate and other bonds and notes	140	4,903	600	5,643
Government and municipal bonds	50	5,301	-	5,351
Private equity funds	-	-	5,797	5,797
Real estate and real assets	-	-	4,766	4,766
Commingled funds	-	4,927	426	5,353
Securities lending collateral	868	1,930	1	2,799
Receivable for variation margin	72	-	-	72
Assets at fair value	15,982	21,027	11,605	48,614

Investments sold short and other liabilities at fair value	563	7	-	570
Total plan net assets at fair value	$15,419	$21,020	$11,605	$48,044
Other assets (liabilities)[1]				(2,984)
Total Plan Net Assets				$45,060
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$169	$243	$-	$412
Equity securities:
Domestic equities	2,575	-	-	2,575
International equities	2,685	1	-	2,686
Fixed income securities:
Asset-backed securities	-	29	-	29
Collateralized mortgage-backed securities	-	79	-	79
Collateralized mortgage obligations	-	46	-	46
Other Corporate and other bonds and notes	1	383	17	401
Government and municipal bonds	22	598	-	620
Commingled funds	82	2,038	4	2,124
Private equity assets	-	-	343	343
Real assets	-	-	110	110
Securities lending collateral	544	81	-	625
Assets at fair value	6,078	3,498	474	10,050

Total plan net assets at fair value	$6,078	$3,498	$474	$10,050
Other assets (liabilities)[1]				(755)
Total Plan Net Assets				$9,295
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities	8,299	5	-	8,304
International equities	5,873	62	4	5,939
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes	105	5,386	420	5,911
Government and municipal bonds	71	4,695	-	4,766
Private equity funds	-	1	5,931	5,932
Real estate and real assets	-	10	5,213	5,223
Commingled funds	-	6,092	393	6,485
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Investments sold short and other liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities	2,964	1	-	2,965
International equities	2,579	1	-	2,580
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes	-	334	19	353
Government and municipal bonds	48	619	-	667
Commingled funds	175	2,245	5	2,425
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$824	$5,931	$5,213	$11,972
Realized gains (losses)	(1)	16	459	165	639
Unrealized gains (losses)	1	33	32	10	76
Transfers in	-	120	12	24	156
Transfers out	-	(2)	-	-	(2)
Purchases	-	142	610	918	1,670
Sales	(4)	(91)	(1,247)	(1,564)	(2,906)
Balance at end of year	$-	$1,042	$5,797	$4,766	$11,605

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$24	$437	$124	$585
Realized gains (losses)	-	58	16	74
Unrealized gains (losses)	-	(39)	(5)	(44)
Purchases	-	20	33	53
Sales	(3)	(133)	(58)	(194)
Balance at end of year	$21	$343	$110	$474

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$441	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	164	2	182
Unrealized gains (losses)	1	(6)	448	666	1,109
Transfers in	3	393	-	-	396
Purchases	1	95	844	859	1,799
Sales	-	(116)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$824	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$45	$496	$157	$698
Realized gains (losses)	-	70	(28)	42
Unrealized gains (losses)	-	(23)	31	8
Purchases	8	175	53	236
Sales	(29)	(281)	(89)	(399)
Balance at end of year	$24	$437	$124	$585

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2013	$4,697	$2,371	$(18)
2014	4,395	2,249	(20)
2015	4,282	2,180	(23)
2016	4,215	2,131	(26)
2017	4,169	2,076	(30)
Years 2018 - 2022	20,286	9,924	(195)